Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Entity Registrant Name	NEW YORK TIMES CO
Amendment Flag	false
Entity Central Index Key	0000071691
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-5837
Entity Tax Identification Number	13-1102020
Entity Address, Address Line One	620 Eighth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	556-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	NYT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false